Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	BRANDYWINE BLUE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000869942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
BRANDYWINE BLUE FUND (Prospectus Summary) | BRANDYWINE BLUE FUND | BRANDYWINE BLUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLUEX
BRANDYWINE ADVISORS MIDCAP GROWTH FUND (Prospectus Summary) | BRANDYWINE ADVISORS MIDCAP GROWTH FUND | BRANDYWINE ADVISORS MIDCAP GROWTH FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BWAFX